Note 18 - Stockholders' Equity (Deficit)	12 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 18. STOCKHOLDERS’ EQUITY (DEFICIT)

Shares Authorized

The Company’s authorized number of shares of common stock is 150,000,000, and its authorized number of shares of preferred stock is 10,000,000. Additionally, the Company has authorized 50,000 shares of Series A Preferred Stock, 34,500 shares of Series C Preferred Stock, 100,000 shares of Series D Preferred Stock, and 200,000 shares of Series E Preferred Stock.

Issuance of shares of common stock pursuant to a private placement

In January 2013 the Company issued 29,451,596 shares of common stock for an aggregate purchase price of approximately $8,562,000, net of expenses. The Company used the proceeds from the sale of the shares to repay certain outstanding indebtedness and for general corporate, working capital and net capital purposes and associated and reasonable costs and fees relating to the transaction.

In August 2013 the Company issued 10,583,330 shares of common stock for an aggregate purchase price of approximately $3,016,000, net of expenses. The Company used the proceeds from the sale of the shares toward the purchase consideration in the Merger with Gilman Ciocia and for general corporate, working capital and net capital purposes and associated and reasonable costs and fees relating to the transaction.

Issuance of shares of common stock to satisfy certain liabilities

During fiscal 2012, the Company issued 1,967,042 shares of its common stock to satisfy certain liabilities. Included in these shares were 126,188 shares and 340,854 shares issued to Messrs. Goldwasser and Sokolow in satisfaction of their amended employment agreements executed in November 2009. The fair value of the shares was based on the Company’s quoted trading price at the date of issuance.

During fiscal 2013, the Company issued 1,000,000 shares of its common stock to satisfy certain liabilities pertaining to customer settlements. The fair value of the shares was based on the Company’s quoted trading price at the date the agreement was executed.

Series A Convertible Preferred Stock

Each share of Series A preferred stock was convertible into 80 shares of common stock ($1.25 per share of common). The holders are entitled to receive dividends on a quarterly basis at a rate of 9% per annum, per share. Such dividends are cumulative and accumulate whether or not declared by the Company’s Board of Directors, but are payable only when and if declared by the Company’s Board of Directors.

During fiscal 2013 and 2012, the Company recognized $0 and $93,000 of dividends on its Series A Preferred Stock. The accumulated dividends on the Company’s 46,050 issued and outstanding shares of Series A Preferred Stock was $715,000, at the automatic conversion date, December 21, 2011. At such date, all accumulated dividends were to be paid, resulting in the issuance of 5,723 shares of Series A Preferred Stock. The Company converted all of the Series A preferred stock issuing 4,141,826 shares of its common stock to satisfy its obligations pursuant to the conversion of 51,773 shares of Series A Preferred Stock.

Series C Convertible Preferred Stock

On July 12, 2010, the Company issued 34,167 shares of Series C Preferred Stock to certain investors in consideration of the conversion of $1.7 million in subordinated financing. The Series C shares issued pursuant to this transaction were converted into 3,416,691 shares of the Company’s common stock in January 2013.

Series D Convertible Preferred Stock

On September 29, 2010, the Company issued 60,000 shares of Series D Preferred Stock to certain investors in consideration of $3,000,000, of which $1,334,000 was a receivable. This amount was collected in October 2010. The Series D shares issued pursuant to this transaction were converted into 6,000,000 shares of the Company’s common stock in January 2013.

Series E Convertible Preferred Stock

In fiscal 2013, the Company designated its Series E Preferred Stock, par value $0.01 per share, at a price of $50 per share. The authorized number of shares of Series E Preferred Stock is 200,000. The Company never issued Series E Preferred Stock. There were no shares outstanding at September 30, 2013.

Grant of Restricted Stock Units

On September 19, 2013, the Company granted 1,865,450 restricted stock units (RSU) of which 1,157,750 RSU's were to employees, as per its 2013 Omnibus Incentive Plan. One RSU gives the right to one share of the Company’s common stock. The vesting rate is 1/3 upon grant date and 1/3 every year thereafter provided the grantee has been continuously employed by the Company. The RSU were granted to both employees and non-employees. These will be accounted for in accordance with ASC 718 – Stock Compensation. Non-employees received 707,700 RSU which will be accounted for in accordance with ASC 505-50 – Equity-based payments to non-employees.

ASC 718 provides that the measurement objective for the RSUs is to estimate their fair value at the grant date and that it shall be based on the underlying share price and other pertinent factors at the grant date.

ASC 505-50-30-2 provides that share-based payment transactions with nonemployees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The consideration received by the Company is simply tied to the continued employment of the non-employees with the affiliate.

As of September 30, 2013, the Company recorded an expense of $240,000 which represents the fair market value of 621,817 shares of the initial 1/3 of the RSU which vested immediately.

Stock Options

The Company’s stock option plans provide for the granting of stock options to certain key employees, directors and investment executives. Generally, options outstanding under the Company’s stock option plan are granted at prices equal to or above the market value of the stock on the date of grant, vest either immediately or ratably over up to five years, and expire five years subsequent to award.

The Company granted 9,000,000 options during fiscal year 2013. No options were granted in 2012.

The following option activity occurred under our plan:

	Options	Weighted Average Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	3,810,271	$1.67	2.36	$-
Granted	-	-
Exercised	-	-
Forfeited or expired	(2,498,269)	1.67
Outstanding at September 30, 2012	1,312,002	$1.64	2.17	$-
Granted	9,000,000	0.69
Exercised	-	-
Forfeited or expired	(312,002)	1.67
Outstanding at September 30, 2013	10,000,000	$0.66	6.50	$33,000
Exercisable at September 30, 2013	7,800,000	0.66	6.42	$25,000

	2013	2012

Weighted-average grant-date fair value of options granted	N/A	N/A
Fair value of options recognized as expense:	$139,000	$10,000

As of September 30, 2013, the Company had approximately $652,000 of unamortized compensation costs related to non-vested options.

The grant date fair value of options granted during the years ended September 30, 2013 and 2012 was $758,800 and $0, respectively. The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model using the following weighted-average assumptions:

	2013	2012
Dividend yield	0.00%	N/A
Expected volatility	75.00%	N/A
Risk-free interest rate	0.58%	N/A
Expected life (in years)	3.0	N/A

Nonvested Restricted Stock Units

The fair value of nonvested restricted stock units issued to the Company's employees is determined based on the trading price of the Company's common stock on the grant date. A summary of the Company's nonvested restricted stock units for the year ended September 30, 2013 is as follows:

	Shares	Weighted Average Grant Due Fair Vlue
Nonvested restricted sotck units at October 1, 2012	-	$-

Grants	1,243,633	455,733
Vested	385,917	148,578
Forfeited	-	-

Nonvested restricted stock units at September 30, 2013	771,833	$307,155

At September 30, 2013, there was $307,155 of unrecognized compensation expense related to unvested share-based awards granted to the Company's employees under the Company's share-based payment plans. The unrecognized expense related to nonvested restricted sotck units is expected to be recognized over a period of 2 years.

Warrants

In connection with the issuance of the Series C Preferred Stock, the Company also issued warrants to purchase 3,416,692 shares of common stock at an exercise price of $0.50 per share. The warrants vested at a rate of 33 1/3% on July 12, 2010 and 33 1/3% annually thereafter. The warrants expire five years from the date of vesting.

In connection with the issuance of the Series D Preferred Stock, the Company also issued warrants to purchase 6,000,000 shares of common stock at an exercise price of $0.50 per share. The warrants vested at a rate of 33 1/3% in September 2010 and 33 1/3% annually thereafter. The warrants expire five years from the date of vesting.

During fiscal 2012, the Company did not issue any warrants. During fiscal 2011, the Company issued 3,170,000 warrants to the investors participating in a private placement and 200,000 warrants to brokers. The warrants have an exercise price of $0.50 per share. The warrants expire in December 2016.

In connection with the issuance of the Series E Convertible Preferred debt, the Company also issued warrants to purchase 6,000,000 shares of common stock at an exercise price of $0.50 per share. The warrants vested at a rate of 33 1/3% in September 2010 and 33 1/3% annually thereafter. The warrants expire five years from the date of vesting.

During fiscal 2013 and 2012, the Company did not issue any warrants. In January 2013, in connection with the Recapitalization, the Company converted approximately 22,727,436 warrants into 12,951,195 shares of the Company’s common stock.

The following tables summarize information about warrants outstanding at September 30, 2013:

	Warrants	Weighted Average Price Per Share	Weighted Average Remaining Contractual Term
Outstanding at September 30, 2011	14,967,941	$1.00	3.78
Granted	-	-
Exercised	-	-
Forfeited or expired	(248,000)	0.75
Outstanding at September 30, 2012	14,719,941	$0.56	2.84
Granted	-	-
Converted	(12,727,436)	$0.98
Exercised	-	-
Forfeited or expired	(1,095,750)	$2.22
Outstanding at September 30, 2013	896,755	$0.50	1.73
Exercisable at September 30, 2013	896,755	$0.50	1.73

As of September 30, 2013, the aggregate intrinsic value of the Company’s outstanding and exercisable warrants was $0.